IFRS 7 - Disclosure - Liquidity Risk - Summary of Deposit Funding (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Funds from Deposits	$ 723,550	$ 706,133
Other Deposits [member]
Disclosure Of Deposits [line items]
Funds from Deposits	28	36
Canadian Retail [member] | P&C Deposits [member]
Disclosure Of Deposits [line items]
Funds from Deposits	370,487	359,473
U.S. Retail [member] | P&C Deposits [member]
Disclosure Of Deposits [line items]
Funds from Deposits	$ 353,035	$ 346,624